8% CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Debt Disclosure [Abstract]
8% CONVERTIBLE NOTES
5.	8% CONVERTIBLE NOTES

Beginning March 11, 2015 and through March 13, 2015, the Company entered into a series of substantially similar subscription agreements (each a “Subscription Agreement”) with each of Anson Investments Master Fund, Ltd., Equitec Specialists, LLC and Capital Ventures International (collectively, the “Note Investors”) pursuant to which the Company issued unsecured 8% Convertible Notes (the “Notes”, and such transaction, the “Notes Offering”) to the Note Investors in the aggregate principal amount of $750,000. On the closing of the Notes Offering on March 13, 2015 (the “Closing Date”), each Note Investor was issued a Note in the principal amount of $250,000. The Company did not engage any underwriter or placement agent in connection with the Notes Offering.

During the three months ended March 31, 2016, $195,000 of Notes and $15,381 of accrued interest were converted into 1,051,904 shares of the Company’s Common Stock. During the six months ended March 31, 2016, $505,000 of Notes and $31,278 of accrued interest were converted into 2,681,383 shares of the Company’s Common Stock. As of March 31, 2016 and September 30, 2015 principal amounts outstanding under the Notes amounted to $100,000 and $605,000, respectively. On April 4, 2016, the remaining $100,000 of Notes and $8,622 of accrued interest were converted into 543,111 shares of the Company’s Common Stock.

The issuance and sale of the Notes and Conversion Shares (collectively, the “Securities”) has not been, and will not upon issuance be, registered under the Securities Act of 1933, as amended (the “Securities Act”), and the Securities may not be offered or sold in the United States absent registration under or exemption from the Securities Act and any applicable state securities laws. The Securities were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act, based on the following facts: each of the Note Investors has represented that it is (and on the date of any conversion or sale of the Notes and/or Conversion Shares will be) an accredited investor as defined in Rule 501(a) promulgated under the Securities Act, that it is acquiring the Securities for investment only and not with a view towards, or for resale in connection with, the public sale or distribution thereof in violation of applicable securities laws and that it has sufficient investment experience to evaluate the risks of the investment. The Company used no advertising or general solicitation in connection with the issuance and sale of the Securities to the Note Investors; the Securities were issued as restricted securities.

Derivative Liabilities

The Company accounted for the conversion feature embedded within the Notes in accordance with ASC 815-10, Derivatives and Hedging. Because the options to convert into Common Stock are not indexed to the Company’s stock and are not classified within stockholders’ equity, the options to convert are recorded as liabilities at fair value. They are marked to fair value each reporting period through the consolidated statement of operations.

On the Closing Date, the derivative liability was recorded at fair value of $354,988 with the remaining proceeds of $395,012 allocated to the Notes. The allocation of funds to the derivative liability resulted in a discount on the Notes, which is being accreted to interest expense over the life of the loan. For the three and six months ended March 31, 2016, $29,101 and $131,252, respectively of the loan discount has been accreted to interest expense. As of March 31, 2016 the accreted balance of the outstanding Notes was $100,000. On April 4, 2016, the remaining $100,000 of Notes and $8,622 of interest were converted into 543,111 shares of the Company’s Common Stock.

As a result of the conversion of notes we recorded other income of $13,503 and $142,964 for the three and six months ended March 31, 2016, respectively and due to the change in the estimated fair value of the derivative liability we recorded other income of $54,982 and $192,128 for the three and six months ended March 31, 2016, respectively. As of March 31, 2016, the remaining derivative liability balance was deemed to be immaterial to the accompanying unaudited interim consolidated financial statements.

Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)

Convertible Debt Derivative Liability
Beginning balance at September 30, 2015	$335,092

Conversion of notes	(142,964)

Adjustments to estimated fair value	(192,128)

Ending balance at March 31, 2016	$-

The derivative liability was valued as of September 30, 2015, October 29, 2015 (weighted average conversion date) and December 31, 2015 using Monte Carlo Simulations with the following assumptions:

	September 30,	October 29,	December 31,
	2015	2015	2015

Stated interest rate	8.0%	8.0%	8.0%
Exercise price per share	$0.20	$0.20	$0.20
Expected volatility	80.0%	85.0%	110.0%
Risk-free interest rate	0.07%	0.14%	0.16%
Credit adjusted discount rate	22.0%	22.0%	25.0%
Remaining expected term of underlying securities (years)	0.46	0.38	0.21

7.	8% CONVERTIBLE NOTES

Beginning March 11, 2015 and through March 13, 2015, the Company entered into a series of substantially similar subscription agreements (each a “Subscription Agreement”) with each of Anson Investments Master Fund, Ltd., Equitec Specialists, LLC and Capital Ventures International (collectively, the “Note Investors”) pursuant to which the Company issued unsecured 8% Convertible Notes (the “Notes”, and such transaction, the “Notes Offering”) to the Note Investors in the aggregate principal amount of $750,000. On the Closing of the Notes Offering on March 13, 2015 (the “Closing Date”), each Note Investor was issued a Note in the principal amount of $250,000. The Company did not engage any underwriter or placement agent in connection with the Notes Offering.

The Notes become due and payable on March 13, 2016 (the “Stated Maturity Date”) and may not be prepaid. The Notes bear interest on the unpaid principal balance at a rate equal to eight percent (8.0%) (computed on the basis of the actual number of days elapsed in a 360-day year) per annum until either (a) converted into shares of the Company’s common stock, $0.001 par value per share (“Common Stock”) or (b) the outstanding principal and accrued interest on the Notes is paid in full by the Company. Interest on the Notes becomes due and payable upon their conversion or the Stated Maturity Date and may become due and payable upon the occurrence of an event of default under the Notes. The Notes contain customary events of default, which include, among other things, (i) the Company’s failure to pay other indebtedness of $100,000 or more within the specified cure period for such breach; (iii) the acceleration of the stated maturity of such indebtedness; (iii) the insolvency of the Company; and (iv) the receipt of final, non-appealable judgments in the aggregate amount of $100,000 or more.

On September 8, 2015, we, along with the current holders of the Convertible Notes, entered into a series of substantially similar subordination agreements with the Massachusetts Life Sciences Center (“MLSC” and such agreements, the “Subordination Agreements”), pursuant to which the holders of the Convertible Notes agreed to subordinate their right to payment under the Convertible Notes to MLSC’s right to receive payments under the MLSC Loan Agreement. Under the terms of the Subordination Agreements, the indebtedness accrued under the Convertible Notes may not be repaid unless and until all indebtedness and fees owed to MLSC under the MLSC Loan Agreement are repaid in full, but the right to convert the Convertible Notes into shares of Common Stock is expressly allowed.

At any time prior to the Stated Maturity Date, the holders of the Notes have the right to convert some or all of such Notes into the number of shares of Common Stock determined by dividing (a) the aggregate sum of the (i) principal amount of the Note to be converted, and (ii) amount of any accrued but unpaid interest with respect to such portion of the Note to be converted; and (b) the conversion price then in effect (the shares of Common Stock issuable upon such conversion, the “Conversion Shares”). The initial conversion price is $0.20 per share, and it may be (A) reduced to any amount and for any period of time deemed appropriate by the Board of Directors of the Company, or (B) reduced or increased proportionately as a result of stock splits, stock dividends, recapitalizations, reorganizations, and similar transactions. A holder shall not have the right to convert any portion of a Note, if after giving effect to such conversion, the holder, together with its affiliates collectively, would beneficially own more than 4.99% or 9.99% (at the holder’s discretion) of the shares of Common Stock outstanding immediately after giving effect to such conversion. During the year ended September 30, 2015, $145,000 of notes and $6,173 of interest were converted into 755,865 shares of the Company’s Common Stock.

The issuance and sale of the Notes and Conversion Shares (collectively, the “Securities”) has not been, and will not upon issuance be, registered under the Securities Act of 1933, as amended (the “Securities Act”), and the Securities may not be offered or sold in the United States absent registration under or exemption from the Securities Act and any applicable state securities laws. The Securities were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act.

Derivative Liabilities

The Company accounted for the conversion feature embedded within the Notes in accordance with ASC 815-10,  Derivatives and Hedging. Because the options to convert into common stock are not indexed to the Company’s stock and are not classified within stockholders’ equity, the options to convert are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the closing date, the derivative liability was recorded at fair value of $354,988 with the remaining proceeds of $395,012 allocated to the Notes. The allocation of funds to the derivative liability resulted in a discount on the loan, which is being accreted to interest expense over the life of the loan. For the year ended September 30, 2015, $223,735 of the loan discount has been accreted to interest expense and $145,000 of the principal was converted into 725,000 shares of common stock. As of September 30, 2015 the accreted balance of the Notes was $473,747.

The value of the derivative liability as of September 30, 2015 was $335,092. As a result of a change in the estimated fair value of the derivative liability we recorded other expense of $67,395 and a gain on the conversion of the notes of $87,291 for the year ended September 30, 2015.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Convertible Debt Derivative Liability
Beginning balance at September 30, 2014	$-

Issuances	354,988

Conversion of Notes	(87,291)

Adjustments to estimated fair value	67,395

Ending balance at September 30, 2015	$335,092

The derivative liability was valued as of March 15, 2015, September 20, and September 30, 2015 using Monte Carlo Simulations with the following assumptions:

	March 15, 2015	September 20, 2015	September 30, 2015
Stated interest rate	8.0%	8.0%	8.0%
Exercise price per share	$0.20	$0.20	$0.20
Expected volatility	90.0%	80.0%	80.0%
Risk-free interest rate	0.24%	0.09%	0.07%
Credit adjusted discount rate	20.0%	22.0%	22.0%
Remaining expected term of underlying securities (years)	1.00	.48	.46